Current assets and liabilities - Other current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets and liabilities
Wage taxes	€ 5,457	€ 2,793
Social security liabilities	€ 8,003	€ 4,429